Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalent

Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Cash and bank deposits	2,052	2,021
Deposits with financial institutions	777	1,020
	2,829	3,041
Cash and cash equivalents included under assets classified as held for sale (Refer note no 2.9)	—	8
	2,829	3,049

The table below provides details of cash and cash equivalents:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Current accounts
ANZ Bank, Taiwan	—	1
Axis Bank - Unpaid dividend account	1	—
Banamex Bank, Mexico (U.S. Dollar account)	4	2
Banamex Bank, Mexico	1	—
Bank of America, USA	168	180
Bank of America, Mexico	15	4
Bank of Leumni , Israel	1	—
Bank of Zachodni WBK S.A., Poland	—	3
Barclays Bank, UK	6	6
BNP Paribas Bank, Norway	4	14
China Merchants Bank, China	—	1
Citibank N.A., Australia	13	34
Citibank N.A., Brazil	5	2
Citibank N.A., China	10	18
Citibank N.A., China (U.S. Dollar account)	2	1
Citibank N.A., Dubai	2	1
Citibank N.A., EEFC (U.S. Dollar account)	—	1
Citibank N.A., Hungary	—	1
Citibank N.A., Japan	3	3
Citibank N.A., New Zealand	—	2
Citibank N.A., Portugal	1	1
Citibank N.A., Singapore	11	1
Citibank N.A., South Africa	3	5
Citibank N.A., USA	1	1
Citibank N.A., South Korea	2	—
Citibank N.A., Luxembourg	1	—
Deutsche Bank, Belgium	2	4
Deutsche Bank, Malaysia	—	1
Deutsche Bank, Czech Republic	3	2
Deutsche Bank, Czech Republic (Euro account)	1	1
Deutsche Bank, Czech Republic (U.S. dollar account)	3	—
Deutsche Bank, France	3	3
Deutsche Bank, Germany	16	16
Deutsche Bank, India	6	7
Deutsche Bank, Netherlands	5	2
Deutsche Bank, Philippines	1	4
Deutsche Bank, Philippines (U.S. dollar account)	—	1
Deutsche Bank, Poland (PLN account)	4	3
Deutsche Bank, Poland (Euro account)	1	1
Deutsche Bank, Russia	1	1
Deutsche Bank, Russia (U.S. dollar account)	—	1
Deutsche Bank, Singapore	2	3
Deutsche Bank, Switzerland	5	5
Deutsche Bank, United Kingdom	6	12
Deutsche Bank-EEFC (Euro account)	3	5
Deutsche Bank, EEFC (Swiss Franc account)	1	—
Deutsche Bank-EEFC (U.S. dollar account)	31	5
Deutsche Bank-EEFC, India (United Kingdom Pound Sterling account)	1	1
Deutsche Bank, USA	9	—
ICICI Bank, India	6	8
ICICI Bank-EEFC, India (U.S. dollar account)	5	6
ICICI Bank-EEFC, (United Kingdom pound sterling account)	1	2
ICICI Bank, EEFC (Euro account)	1	—
HSBC Bank, United Kingdom	3	1
HSBC Bank, India	1	—
Kotak Bank	1	—
ICICI Bank - Unpaid dividend account	4	3
Nordea	3	—
Nordbanken, Sweden	7	8
Raiffeisen Bank, Czech Republic	—	1
Royal Bank of Canada, Canada	20	26
Punjab National Bank, India	—	2
Silicon Valley Bank, USA	2	—
Splitska Banka D.D., Societe Generale Group, Croatia	2	1
Washington Trust Bank	7	—
	421	418

Deposit accounts
Axis Bank	134	—
Bank BGZ BNP Paribas S.A	34	22
Barclays Bank	72	31
Canara Bank, India	19	36
Citibank	26	35
Deutsche Bank, AG	—	4
Deutsche Bank, Poland	18	32
HDFC Bank	7	383
HSBC Bank	29	—
ICICI Bank	469	568
IDBI Bank	—	38
IDFC Bank	354	230
Indusind Bank	80	154
Kotak Mahindra Bank	72	—
South Indian Bank	25	69
Standard Chartered Bank	289	—
Washington trust bank	3	—
Yes Bank	—	1
	1,631	1,603
Deposits with financial institution
HDFC Limited, India	600	836
LIC Housing Finance Limited	177	184
	777	1,020
Total	2,829	3,041